EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Exchangeable Shares
Beginning balance (in shares)	72,954,446
Repurchased and canceled (in shares)	(2,957,523)
Shares exchanged to LP Units (in shares)	(184)	(3)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	69,996,739
Class B shares
Beginning balance (in shares)	1
Repurchased and canceled (in shares)	0
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1
Exchangeable shares and class B Shares
Beginning balance	$ 1,709
Repurchased and canceled	(77)
Shares exchanged to LP Units	0
Remeasurement (gains) losses	183
Ending balance	$ 1,815